Other Income (Details) - Schedule of Other Income - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income [Abstract]
Foreign exchange gain	$ 3,571	$ 54,830
Research & Development - tax incentive	143,313	263,058
Other income	$ 146,884	$ 317,888